Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities
The following table illustrates the amount outstanding under the multi-year revolving credit facility and available credit at December 31, 2014. The multi-year revolving credit facility is described in more detail below the table.

	Summary of Credit Facility
	December 31, 2014
(In thousands)	Facility Limit	Outstanding Balance	Available Credit
Multi-year revolving credit facility (a U.S.-based program)	$525,000	$98,500	$426,500

Schedule of Long-term Debt Instruments

	Long-Term Debt
(In thousands)	December 31 2014	December 31 2013
5.75% notes due May 15, 2018	$448,626	$448,268
2.7% notes due October 15, 2015	249,733	249,373
Other financing payable (including capital leases) in varying amounts due principally through 2017 with a weighted-average interest rate of 4.0% and 3.6% at December 31, 2014 and 2013, respectively	156,538	105,774
Total debt	854,897	803,415
Less: current maturities	(25,188)	(20,257)
Total long-term debt	$829,709	$783,158

Schedule of Maturities of Long-term Debt	The maturities of long-term debt for the four years following December 31, 2015 are as follows:

(In thousands)
2016	$11,732
2017	363,047
2018	453,759
2019	876